Business segment information - Adjustment items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Business segment information
Operating income	$ 6,596		$ 13,742	$ 15,539	$ 25,881
Net income - TotalEnergies share	4,088	$ 5,557	5,692	9,645	10,636
Adjustments
Business segment information
Operating income	(708)		80	(1,723)	(264)
Net income - TotalEnergies share	(868)		(4,104)	(1,852)	(8,137)
Adjustments - Inventory valuation effect
Business segment information
Operating income	(252)		1,151	(754)	2,406
Net income - TotalEnergies share	(380)		993	(771)	2,033
Adjustments - Effect of changes in fair value
Business segment information
Operating income	(157)		(597)	(603)	(685)
Net income - TotalEnergies share	(111)		(551)	(545)	(631)
Adjustments - Restructuring charges
Business segment information
Operating income			(17)		(22)
Net income - TotalEnergies share	(5)		(8)	(5)	(11)
Adjustments - Asset impairment and provisions charges
Business segment information
Operating income	(155)		(60)	(200)	(1,422)
Net income - TotalEnergies share	(469)		(3,719)	(529)	(8,780)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Operating income				(14)
Net income - TotalEnergies share				203
Adjustments - Other items
Business segment information
Operating income	(144)		(397)	(152)	(541)
Net income - TotalEnergies share	97		(819)	(205)	(748)
Exploration & Production
Business segment information
Operating income	4,263		8,454	10,117	16,054
Exploration & Production | Adjustments
Business segment information
Operating income	(172)		(128)	(180)	(1,412)
Net income - TotalEnergies share	65		(3,779)	(20)	(4,797)
Exploration & Production | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income	(155)		(46)	(155)	(1,330)
Net income - TotalEnergies share	(123)		(3,493)	(123)	(4,525)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(17)		(82)	(25)	(82)
Net income - TotalEnergies share	188		(286)	103	(272)
Integrated LNG
Business segment information
Operating income	724		1,421	1,862	3,262
Integrated LNG | Adjustments
Business segment information
Operating income	(324)		123	(700)	13
Net income - TotalEnergies share	(271)		(460)	(606)	(4,508)
Integrated LNG | Adjustments - Effect of changes in fair value
Business segment information
Operating income	(322)		141	(698)	31
Net income - TotalEnergies share	(286)		118	(617)	18
Integrated LNG | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income			(18)		(18)
Net income - TotalEnergies share			(226)		(4,174)
Integrated LNG | Adjustments - Other items
Business segment information
Operating income	(2)			(2)
Net income - TotalEnergies share	15		(352)	11	(352)
Integrated Power
Business segment information
Operating income	534		(575)	896	(604)
Integrated Power | Adjustments
Business segment information
Operating income	137		(758)	67	(753)
Net income - TotalEnergies share	(207)		(677)	(396)	(660)
Integrated Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	165		(738)	95	(716)
Net income - TotalEnergies share	175		(669)	72	(649)
Integrated Power | Adjustments - Restructuring charges
Business segment information
Operating income			(17)		(22)
Net income - TotalEnergies share	(5)		(8)	(5)	(11)
Integrated Power | Adjustments - Asset impairment and provisions charges
Business segment information
Net income - TotalEnergies share	(346)			(346)
Integrated Power | Adjustments - Other items
Business segment information
Operating income	(28)		(3)	(28)	(15)
Net income - TotalEnergies share	(31)			(117)
Refining & Chemicals
Business segment information
Operating income	812		4,029	2,238	6,331
Refining & Chemicals | Adjustments
Business segment information
Operating income	(216)		775	(676)	1,722
Net income - TotalEnergies share	(377)		738	(840)	1,541
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	(192)		775	(607)	1,722
Net income - TotalEnergies share	(333)		738	(658)	1,573
Refining & Chemicals | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income				(45)
Net income - TotalEnergies share				(60)
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income	(24)			(24)
Net income - TotalEnergies share	(44)			(122)	(32)
Marketing & Services
Business segment information
Operating income	494		929	776	1,624
Marketing & Services | Adjustments
Business segment information
Operating income	(76)		369	(177)	608
Net income - TotalEnergies share	(55)		247	69	380
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	(60)		376	(147)	684
Net income - TotalEnergies share	(47)		255	(113)	460
Marketing & Services | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income			4		(65)
Net income - TotalEnergies share					(72)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Operating income				(14)
Net income - TotalEnergies share				203
Marketing & Services | Adjustments - Other items
Business segment information
Operating income	(16)		(11)	(16)	(11)
Net income - TotalEnergies share	(8)		(8)	(21)	(8)
Corporate
Business segment information
Operating income	(231)		(516)	(350)	(786)
Corporate | Adjustments
Business segment information
Operating income	(57)		(301)	(57)	(442)
Net income - TotalEnergies share	(23)		(173)	(59)	(93)
Corporate | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income					(9)
Net income - TotalEnergies share					(9)
Corporate | Adjustments - Other items
Business segment information
Operating income	(57)		(301)	(57)	(433)
Net income - TotalEnergies share	$ (23)		$ (173)	$ (59)	$ (84)